APPENDIX I.                U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:
                  Liquid Assets Fund
                  2203 Grand Avenue
                  Des Moines, Iowa 50312-5338

2.       Name of each series or class of funds for which this notice is filed:
                  Sweep Shares
                  S-2 Shares
                  Trust Shares
                  Institutional Shares

3.       Investment Company Act File Number:
                  811-3490

         Securities Act File Number:
                  2-78054

4.       Last day of fiscal year for which this notice is filed:
                  June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           [  ]

6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sale price of securities sold during the fiscal year:

         886,850,854 shares - $886,850,854

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         886,850,854 shares - $886,850,854

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         25,927 shares - $25,927

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year in reliance
                  on rule 24f-2 (from item 10):                 $  886,850,854
                                                                --------------

         (ii)     Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from item 11, if applicable):          +       25,927
                                                                --------------

         (iii)    Aggregate price of shares redeemed or
                  repurchased during he fiscal year
                  (if applicable):                              -  886,876,781
                                                                --------------

         (iv)     Aggregate price of shares redeemed or
                  repurchase and previously applied as a
                  reduction to filing fees pursuant to
                  rule 24f-2 (if applicable):                   +            0
                                                                --------------

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)]
                  (if applicable):                                           0
                                                                --------------

         (vi)     Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  instruction C.6):                             x       1/2900
                                                                --------------

         (vii)    Fee due [line (i) or line (v) multiplied
                  by line (vi):                                 $         0.00
                                                                ==============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         N/A

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*          \s\  Ruth Prochaska
                                  -----------------------------------
                                         Ruth Prochaska, Secretary

         Date       August 18, 1997
                -------------------------

  *Please print the name and title of the signing officer below the signature.


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